Related-Party Transactions (Details 1) ¥ in Thousands, $ in Thousands		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Related Party Transaction [Line Items]
Other Amounts Due From Related Party	[1]	¥ 691,323	$ 106,254	¥ 619,705
Loans to Yingli Group and its subsidiaries [Member]
Related Party Transaction [Line Items]
Other Amounts Due From Related Party		318,988	49,028	399,677
Receivables for disposal of subsidiaries [Member]
Related Party Transaction [Line Items]
Other Amounts Due From Related Party		208,106	31,985	146,606
Others receivables from miscellaneous transactions [Member]
Related Party Transaction [Line Items]
Other Amounts Due From Related Party		64,889	9,973	73,422
Receivables for liquidation of an affiliated company [Member]
Related Party Transaction [Line Items]
Other Amounts Due From Related Party	[2]	¥ 99,340	$ 15,268	¥ 0

[1]	Other amounts due from related parties consists of the following: Year ended December 31, 2016 2017 RMB RMB US$ Loans to Yingli Group and its subsidiaries (i) 399,677 318,988 49,028 Receivables for disposal of subsidiaries (ii) 146,606 208,106 31,985 Receivables for liquidation of an affiliated company (note 9(e)) — 99,340 15,268 Others receivables from miscellaneous transactions 73,422 64,889 9,973 619,705 691,323 106,254
[2]	The balance as of December 31, 2016 and 2017 mainly represents the prepayments to subsidiaries of Yingli Group for the construction of plants, which is included in property, plant and equipment in the Consolidated Balance Sheets.